Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

Leases and Other Commitments

The Company leases its office and laboratory space located in San Diego, California, under an operating lease agreement (the Lease). The Lease commenced in March 2018. The term of the Lease is eight years and the Company has one option to extend the Lease for a period of five additional years.

In connection with the inception of the Lease, the Company was provided and fully utilized a tenant improvement allowance of $1.2 million. The Lease provides for an abatement of a portion of the lease payments for the first nine months of the lease term and includes escalation clauses in the future.

On December 16, 2019, the Company entered into a First Amendment (the “Lease Amendment”) to the Lease. Under the terms of the Lease Amendment, the termination date of a portion of the premises containing approximately 21,180 rentable square feet was accelerated from June 30, 2026 to December 31, 2019. The Lease Amendment eliminated further rents due for the terminated rentable square feet, including aggregate base rent over the remaining term of approximately $7.6 million.

As of December 31, 2019, the Company continues to lease approximately 17,669 rentable square feet from the Landlord.

As of December 31, 2019, future annual minimum rental payments payable under the Lease are as follows (shown in thousands):

Years ended December 31:
2020	882
2021	913
2022	945
2023	978
2024	1,012
Thereafter	1,580
Total	$6,310

The Company enters into service agreements with indemnification clauses in the ordinary course of business. Pursuant to such clauses, the Company indemnifies, defends, holds harmless, and agrees to reimburse the indemnified party for losses suffered or incurred by third party claims arising out of the indemnified party’s performance of service. The Company has not incurred costs to defend lawsuits pursuant to these indemnification clauses.

Legal Proceedings

From time to time, the Company may be involved in various claims and legal proceedings relating to claims arising out of the Company’s operations. The Company is not currently a party to any legal proceedings that, in the opinion of management, are likely to have a material adverse effect on the Company’s business. Regardless of outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors.